Convertible Debenture and Warrant (Tables)	6 Months Ended
Jun. 30, 2023
Convertible Debenture And Warrant
Summary of Convertible Debenture Recorded at Fair value

The following provides a summary of the Convertible Debenture recorded at fair value as of June 30, 2023:

Principle amount of convertible debenture at issuance:	$4,400,000
Less:
Unamortized discount for warrants	1,027,450
Unamortized discount for OID	350,001
Accrued interest expense	(130,192)
Change in fair value	(678,037)
Balance of convertible debenture as of June 30, 2023:	3,830,778